Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Over the long term, the Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally.

Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 49 of the Prospectus and on page 104 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, while also selling call options and buying put options on one or more non-U.S. equity indices, including options on exchange-traded funds ("ETFs") that seek to replicate the performance of such indices. The combination of the diversified stock portfolio, the cash flow from the sale of call options and the downside protection of put options, which can protect the Fund from a significant market decline that may occur over a short period of time, is intended to provide the Fund with the majority of the returns associated with international developed equity market investments while exposing investors to less risk than other such investments. The Fund may transact in options listed on established exchanges or may enter into privately negotiated over-the-counter ("OTC") option contracts with counterparties that the Adviser believes to be creditworthy and buy and sell FLexible EXchange® Options ("FLEX Options") (i.e., options that are traded on an exchange but with customized strike prices and expiration dates).

The Fund typically invests in common stocks of non-U.S. companies with small, medium or large market capitalizations. Ordinarily, the Fund invests in the securities of developed markets outside of the U.S., including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan, Sweden and Switzerland. However, there are no geographic limits on the Fund's non-U.S. investments. The Fund typically sells call options and buys put options on market indices or index-tracking ETFs that represent a significant portion of the capitalization in international developed equity markets. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, generally consisting of approximately 150 to 250 stocks, designed to support the Fund's option based risk management strategy as efficiently as possible while providing equity exposure. The Adviser uses a multi-factor quantitative model when deciding which securities to buy or sell, constructing a stock portfolio that corresponds to the markets underlying each of the indices or index-tracking ETFs on which the Fund writes call options and buys put options. The model evaluates a broad range of equity securities in each of the markets to construct a portfolio of equities that meets criteria and constraints established by the Adviser. Generally, the Adviser seeks to minimize the difference between the performance of the stock portfolio and that of the corresponding index or indices underlying the Fund's option strategy while also considering other factors, such as predicted dividend yield. The Adviser monitors these differences and the other factors, and decides to purchase and sell stocks, as needed, in order to rebalance and adjust the stock portfolio from time to time. To the extent consistent with the Fund's investment goal, the Adviser may also sell stocks to realize capital losses in an effort to minimize any required capital gain distributions. The Adviser expects the Fund's stock portfolio to generally represent the broad international developed equity market.

Writing Call Options

The Fund writes call options, typically on broad-based securities market indices or on index-tracking ETFs, on the full value of its broadly diversified stock portfolio. As the seller of the call option, the Fund receives cash (the "premium") from the purchaser. The purchaser of a call option has the right to any appreciation in the value of the relevant index or underlying ETF over a fixed price (the "exercise price") on a certain date in the future (the "expiration date"). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser of index options the difference between the value of the index and the exercise price of the option. For options on ETFs, the Fund delivers to the purchaser the required number of shares of the ETF. The premium, the exercise price and the value of the index or ETF determine the gain or loss realized by the Fund as the seller of the call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

Purchasing Put Options

The Fund may buy put options, typically on broad-based securities market indices or options on index-tracking ETFs, in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of a put option generally increases as stock prices (and the value of the index or ETF) decrease and decreases as those stocks (and the index or ETF) increase in price. Under normal market conditions, the Fund will not spend more than 5% of its assets to purchase put options.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Correlation Risk: The Fund's ability to manage the volatility of its equity portfolio by writing call options depends on the correlation between the returns of the equity portfolio and those of the index or index-tracking ETF on which the call options are written. Accordingly, the effectiveness of the Fund's option-based risk management strategy may be reduced to the extent the performance of the Fund's equity portfolio does not correlate to that of the indices or index-tracking ETFs underlying its option positions.

Credit/Counterparty Risk: Credit risk is the risk that the counterparty to a derivatives or other transaction will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as OTC options. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Small and mid-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's equity portfolio.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Options Risk: The Fund may transact in index options and options on index-tracking ETFs traded on established exchanges or may transact in previously negotiated OTC option contracts with counterparties that the Adviser believes to be creditworthy. OTC options pose risks not associated with exchange traded options because with OTC options there are no exchanges on which to close out open positions, no standardization of contracts, no assurances that counterparties will remain creditworthy or solvent and no assurances that there will be a liquid and/or maintained market for an OTC option. Although FLEX options are traded on an exchange, they may be less liquid than other exchange traded options. In addition, the value of the Fund's positions in options will fluctuate in response to changes in the value of the underlying index or index-tracking ETF. Writing call options can limit the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option-based risk management strategy, and for these and other reasons the Fund's strategy may not reduce the Fund's volatility to the extent desired.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund's one-year and Life-of-Fund performance with one broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Third Quarter 2013, 6.28% Lowest Quarterly Return: Fourth Quarter 2014, -3.67%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. The Return After Taxes on Distributions and Sale of Fund Shares for the one year and Life-of-Fund periods exceed the Return Before Taxes due to an assumed tax benefit from the pass-through of foreign tax credits and from losses on a sale of Fund shares at the end of the measurement period. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund's one-year and Life-of-Fund performance with two broad measures of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of the Fund will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ngam.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
MSCI EAFE Index (Net)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.90%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.12%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.77%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,131
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,582
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,828
Annual Return 2013	rr_AnnualReturn2013	2.44%
Annual Return 2014	rr_AnnualReturn2014	(5.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: Third Quarter 2013, 6.28%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: Fourth Quarter 2014, -3.67%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.67%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Past 1 Year	rr_AverageAnnualReturnYear01	(11.02%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012
Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(11.54%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.48%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.12%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.87%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.77%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	816
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,445
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,140
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	816
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,445
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,140
Past 1 Year	rr_AverageAnnualReturnYear01	(7.21%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012
Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.99%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.64%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	485
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	884
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,998
Past 1 Year	rr_AverageAnnualReturnYear01	(5.22%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
[2]	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
[3]	Gateway Investment Advisers, LLC ("Gateway" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35%, 2.10% and 1.10% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35%, 2.10% and 1.10% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.